Leases - Narrative (Details) $ in Millions	12 Months Ended
Feb. 24, 2018 USD ($)
Operating Leased Assets [Line Items]
Future minimum tenant rental income under operating leases	$ 359.7
Minimum
Operating Leased Assets [Line Items]
Operating lease period	15 years
Maximum
Operating Leased Assets [Line Items]
Operating lease period	20 years